Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
8.	Income Taxes

The Company has non-capital losses carried forward of $1,953,967 available to offset taxable income in future years which expires beginning in fiscal 2014.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 25.75% (2012 - 25%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2013 $	2012 $

Income tax expense at statutory rate	50,575	51,536

Permanent differences	11,762	4,641
Changes in enacted tax rates	(21,355)	–
Change in valuation allowance	(40,982)	(56,177)

Provision for income taxes	–	–

The significant components of deferred income tax assets and liabilities at December 31, 2013 and 2012, are as follows:

	2013 $	2012 $

Non-capital losses carried forward	508,031	549,013

Valuation allowance	(508,031)	(549,013)

Net deferred income tax asset	–	–